Mineral Properties and Interests (Tables)	12 Months Ended
Dec. 31, 2020
Mineral Industries Disclosures [Abstract]
Schedule of mineral properties and interests
	December 31, 2020	December 31, 2019

Kiewit and surrounding claims	$3,700,000	$3,700,000
JJS property	250,000	250,000
Total	3,950,000	3,950,000
Less Accumulated amortization	(770,560)	(475,401)
	3,179,440	3,474,599
Asset retirement obligation
Kiewit site	718,289	452,193
Kiewit exploration	28,377	11,126
JJS property	31,016	-
Total	777,682	463,319
Less accumulated amortization	(171,254)	(208,281)
	606,428	255,038

Total	$3,785,868	$3,729,637